Nature of the Business	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business
1. Nature of the Business
Q32 Bio Inc. (the Q32 or Company) was formed on April 10, 2017 as Admirx, Inc. under the laws of the state of Delaware and is headquartered in Waltham, Massachusetts. On March 20, 2020, the Company changed its name to Q32 Bio Inc. The Company aims to bring safer, more efficacious therapeutics to patients suffering from a wide range of devastating autoimmune and inflammatory diseases, starting with those rooted in the complement system and interleukin-7
(IL-7)
signaling pathways.
Since its inception, the Company’s operations have been focused on organizing and staffing, business planning, raising capital, establishing the Company’s intellectual property portfolio and performing research and development of its product candidates, programs and platform. The Company has primarily funded its operations with proceeds from the sale of convertible preferred stock, convertible notes, venture debt and its collaboration arrangement.
Risks and Uncertainties
The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including but not limited to, risks associated with completing preclinical studies and clinical trials, obtaining regulatory approvals for product candidates, development by competitors of new biopharmaceutical products, dependence on key personnel, protection of proprietary technology, compliance with government regulations and the ability to secure additional capital to fund operations. Programs currently under development will require significant additional research and development efforts, including preclinical and clinical testing, and will need to obtain regulatory approval prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize revenue from product sales.
Merger with Homology
On November 16, 2023, the Company entered into an Agreement and Plan of Merger and Reorganization (the Merger Agreement) with Homology and Kenobi Merger Sub, Inc., a wholly owned subsidiary of Homology (Merger Sub). The Merger was completed on March 25, 2024. Pursuant to the Merger Agreement, Merger Sub merged with and into the Company, with the Company continuing as the surviving company and as a wholly owned subsidiary of Homology (the Merger). Homology changed its name to Q32 Bio, Inc., and the Company which remains as a wholly-owned subsidiary of Q32, changed its name to Q32 Bio Operations, Inc. On March 26, 2024, the combined company’s common stock began trading on the Nasdaq Global Market under the ticker symbol “QTTB”. The business of the Company will continue as the business of the combined company. The Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under the provisions of Section 368(a) of the Internal Revenue Code of 1986, as amended. In connection with the Merger Agreement, certain parties entered into a subscription agreement with the Company to purchase shares of the Company’s common stock for an aggregate purchase price of $42.0 million (the
Pre-Closing
Financing).
On March 25, 2024 (the Closing Date), following approval by the stockholders of the Company and Homology, the Pre-Closing Financing closed immediately prior to the consummation of the Merger. Shares of the Company’s common stock issued pursuant to the Pre-Closing Financing were converted into the right to receive 1,682,045 shares of Homology common stock after taking into account the Reverse Stock Split. On March 25, 2024, in connection with, and prior to the completion of the Merger, Homology effected a one-for-eighteen Reverse Stock Split of its then outstanding common stock. Subject to the terms and conditions of the Merger Agreement, at the effective time of the Merger (the “Effective Time”) which was March 25, 2024, all issued and outstanding shares of the Company’s common stock (including common stock issued upon the conversion of all the Company’s Series A, Series A-1 and Series B preferred stock, conversion of Q32 convertible notes, but excluding the common stock issued in Pre-Closing Financing) converted into the right to receive 7,017,842 shares of Homology’s common stock calculated in accordance with the Exchange Ratio at the Effective Time. Lastly, each option to purchase the Company’s shares that was outstanding and unexercised immediately prior to the Effective Time was converted into an option to purchase shares of Homology based on the Exchange Ratio. Immediately following the merger, stockholders of the Company owned approximately 74.4% of the outstanding common stock of the combined company.
The Merger will be accounted for as a reverse recapitalization in accordance with U.S. GAAP. For accounting purposes, the Company is the accounting acquirer and Homology is the acquired company based on the terms of the Merger agreement and other factors, including: (i) the Company’s shareholders own a majority of the voting rights in the combined company; (ii) the Company designated a majority (seven of nine) of the initial members of the board of directors of the combined company; (iii) the Company’s executive management team became the management of the combined company; (iv) the pre-combination assets of Homology were primarily cash and cash equivalents, short-term investments, and other non-operating assets (the in-process research and development assets potentially remaining as of the combination are de minimis value); and (v) the combined company was named Q32 Bio, Inc. and is headquartered in the Company’s office in Waltham, Massachusetts. Accordingly, the merger was treated as the equivalent of the Company’s issuing stock to acquire the net assets of Homology. As a result of the merger, the net assets of Homology will be recorded at their acquisition-date fair value in the financial statements of the combined company and the reported operating results prior to the merger will be those of the Company.
At the Effective Time, each person who as of immediately prior to the Effective Time was a stockholder of record of Homology or had the right to receive Homology’s common stock will be entitled to receive a contractual contingent value right (CVR) issued by Homology subject to and in accordance with the terms and conditions of a Contingent Value Rights Agreement between Homology and the rights agent (the CVR Agreement), representing the contractual right to receive cash payments from the combined company upon the receipt of certain proceeds from a disposition of Homology’s pre-merger
assets, calculated in accordance with the CVR Agreement.
Liquidity and Going Concern
In accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Update
(“ASU”) 2014-15,
Disclosure of Uncertainties about an Entity’s ability to Continue as a Going Concern
(Subtopic 205-40)
, the Company has evaluated whether they are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.
The Company has incurred recurring losses since its inception, including a net loss of $53.7 million for the year ended December 31, 2023. In addition, as of December 31, 2023, the Company had an accumulated deficit of $187.1 million. To date, the Company has funded its net losses principally through the sale of preferred stock, convertible notes, debt, and proceeds from a collaboration arrangement. The Company expects its operating losses and negative operating cash flows to continue into the foreseeable future.
The Company expects that its cash and cash equivalents as of December 31, 2023 of $25.6 million, together with the proceeds from the issuance of additional shares of common stock in the
Pre-Closing
Financing for aggregate proceeds of $42.0 million and Homology’s net

cash and cash equivalents of $61.3
million on the closing date will be sufficient to fund its operating expenditures and capital expenditure requirements necessary to advance its research efforts and clinical trials for at least one year from the date of issuance of these consolidated financial statements. The future viability of the Company is dependent on its ability to raise additional capital to finance its operations. The Company’s inability to raise capital as and when needed could have a negative impact on its financial condition and ability to pursue its business strategies. There can be no assurance that the current operating plan will be achieved or that additional funding will be available on terms acceptable to the Company, or at all.